Income Taxes - Summary of Significant Components of Deferred Tax Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss and credit carryforwards	$ 417,536	$ 272,575
Payment-in-kind interest	10,211	11,082
Pension	9,606	11,403
Compensation reserves	8,348	6,755
Inventory reserves	7,546	7,103
Inventory capitalization	2,885	2,492
Unrealized hedge losses	0	1,559
Bad debt reserves	841	900
Other	2,046	1,665
Gross deferred tax assets	459,019	315,534
Less: valuation allowance	(323,335)	(195,695)	(132,100)
Deferred tax assets, net of allowance	135,684	119,839
Deferred tax liabilities:
Property, plant, and equipment	(100,507)	(84,241)
Cancellation of debt income deferral	(21,878)	(26,127)
Intangible assets	(8,241)	(9,148)
Deferred repair charges	(6,188)	(6,657)
Unrealized hedge income	(4,046)	0
Prepaid expenses	(998)	(440)
Total deferred tax liabilities	(141,858)	(126,613)
Net deferred tax liabilities	$ (6,174)	$ (6,774)